Disaggregated Revenues (Details) - Schedule of Geographical Information - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregated Revenues (Details) - Schedule of Geographical Information [Line Items]
Total revenues	$ 5,136,153	$ 5,944,190	$ 4,118,120
HK SAR [Member]
Disaggregated Revenues (Details) - Schedule of Geographical Information [Line Items]
Total revenues	34,038
Kyrgyzstan [Member]
Disaggregated Revenues (Details) - Schedule of Geographical Information [Line Items]
Total revenues	3,123,593	5,060,973	3,110,483
Cambodia [Member]
Disaggregated Revenues (Details) - Schedule of Geographical Information [Line Items]
Total revenues	621,619	377,608	313,737
Thailand [Member]
Disaggregated Revenues (Details) - Schedule of Geographical Information [Line Items]
Total revenues	$ 1,356,903	$ 505,609	$ 693,900